Allowance for Loan Losses (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Number_of_Contracts TDR	Dec. 31, 2011 Number_of_Contracts	Dec. 31, 2010	Dec. 31, 2009
Allowance for Loan Losses (Textual) [Abstract]
Allowance for loans receivable	$ 45,873,000	$ 41,667,000	$ 81,713,000	$ 59,953,000
Ratio of allowance for loan losses to gross loans held-for-investment	2.02%	1.82%	3.22%
Loan not considered as impaired	less than 90 days
Number of impaired loans classified as TDR	5
Fully collateralized TDR	4
TDR with specific reserves	1
Commitment to lend additional funds	23,000
Reserve for TDR	154,000
Line of credit	6,500,000
Utilized Line of Credit of TDR	5,600,000
Available line of credit of TDR	939,000
Recorded investment in one of the contracts	$ 139,000	$ 0
Number of contracts charged off	1	1
Number of Line of credit modified as TDR	1